Financial Instruments and Risk Management (Market Risk - Interest Rate Profile) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 387	$ 339
Financial liabilities	(2,017)	(2,140)
Total financial instruments, net	(1,630)	(1,801)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	49	38
Financial liabilities	(682)	(696)
Total financial instruments, net	$ (633)	$ (658)